UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7322
The Integrity Funds
(Exact name of registrant as specified in charter)
Address of Registrant :	1 Main Street North
Minot, ND 58703

Name and address of agent for service :	Brenda Sem
1 Main Street North
Minot, ND 58703

Registrant’s telephone number, including area code	(701)852-5292
Date of fiscal year end	December 31, 2003
Date of reporting period	September 30, 2003

Item 1. Reports to Stockholders.

Integrity Value Fund

Dear Shareholder:

Enclosed is the semi-annual report of the operations for the Integrity Value Fund (the "Fund") for the six months ended September 30, 2003.  The Fund's portfolio and related financial statements are presented within for your review.

For the better part of 2003, we have felt an important stock market bottom was made in the last half of 2002, and that 2003 would bring a sharp upward movement to the market.  To date, we have been correct in that judgment!  After the current churning consolidation ends (probably in October) there is considerably more upside potential for most market indexes before any serious resistance is encountered in this new bull market.  Barring a major catastrophe, the upward thrust is likely to continue for several years.

We manage the Value Fund using our quantitative intelligent expert system for stock selection.  Our system analyzes over 8,000 stocks employing many of the same disciplines and tools used by other successful investment professionals; using technical price momentum, fundamental valuation and earnings forecast information.  We use a multifactor approach to screen for attractive “value oriented” issues to buy.  This screening process also shows us the unattractive positions that should be sold.  Our core investment approach is one of picking stocks from the bottom up that are likely to outperform, and weeding out those that are likely to under perform.

Since taking over the management of the Fund in late September, we significantly restructured the portfolio, increasing exposure to mid-sized companies in favored industries and economic sectors while decreasing exposure to super large capitalization issues and out of favor industries and economic sectors.

We sold out of stocks such as Du Pont, Eastman Kodak and Verizon Communications replacing them with more attractive stocks including Hovnanian Enterprises, UTStarcom Inc. and Vimpel Communications.  The positions we eliminated had about average fundamental, technical price momentum and future earnings characteristics, with an average forward P/E of 16 and a consensus future earnings growth rate of less than 8%. The positions we added to the portfolio have much more favorable characteristics including a lower average forward P/E of 12 and a significantly higher consensus earnings growth rate of over 23%.

While value investing is generally considered to be a defensive style, we believe your Value Fund is well positioned to take advantage of what we expect to be a vibrant economic expansion in the years ahead.

Sincerely,

/s/ F. Martin Koenig
F. Martin Koenig

Portfolio Manager

The views expressed are those of F. Martin Koenig, Senior Portfolio Manager with Integrity Mutual Funds.  The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

Terms & Definitions  September 30, 2003 (Unaudited)

American Depository Receipt
A negotiable certificate representing a given number of shares of stock in a foreign corporation. It is bought and sold in the American securities markets, just as stock is traded.

Appreciation
Increase in the value of an asset.

Average Annual Total Return
A standardized measurement of the return (appreciation) earned by a fund on an annual basis.

Consumer Price Index
A commonly used measure of inflation; it does not represent an investment return.

Depreciation
Decrease in the value of an asset.

Growth Fund
A type of diversified common stock fund that has capital appreciation as its primary goal. It invests in companies that reinvest most of their earnings for expansion, research, or development.

Growth & Income Fund
Fund that invests in common stocks for both current income and long-term growth of capital and income.

Load
A mutual fund whose shares are sold with a sales charge added to the net asset value.

Market Value
Actual price at which a fund trades in the market place.

Net Asset Value (NAV)
The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Offering Price
The price at which a mutual fund’s share can be purchased. The offering price per share is the current net asset value plus any sales charge.

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends.  It represents the aggregate percentage or dollar value change over the period.

Portfolio Market Sectors (as a % of Net Assets)

F – Financial	23.7%
S - Services	14.3%
CG - Capital Goods	12.6%
HC - Healthcare	8.9%
T - Technology	8.2%
O - Other	8.0%
E - Energy	7.7%
CN - Consumer Noncyclical	5.8%
CC - Consumer Cyclical	4.8%
CL - Conglomerates	3.9%
TR – Transportation	2.1%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

KEY STATISTICS

03-31-2003 NAV (share value)	$6.82
09-30-2003 NAV	$7.92
Total Net Assets	$9,437,405

Number of issues	51

Average Annual Total Returns

For periods ending September 30, 2003
				Since Inception
	1 year	5 year	10 year	(May 26, 1998)
Without Sales Charge	20.00%	(2.08)%	N/A	(3.56)%
With Sales Charge (5.75%)	13.10%	(3.23)%	N/A	(4.62)%

Past performance is no guarantee of future results.  Investment return and net asset value (NAV) will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost.  The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

TOP TEN HOLDINGS

1. CATERPILLAR INC.	6.54%
2. J.P. MORGAN CHASE & CO.	6.31%
3. GENERAL MOTORS CORP.	4.82%
4. ALTRIA GROUP, INC.	4.70%
5. AT&T CORP.	3.59%
6. HOVNANIAN ENTERPRISES	3.41%
7. ADVANCE AUTO PARTS INC.	3.38%
8. EVEREST REINSURANCE GROUP LTD.	2.39%
9. UTSTARCOM INC.	2.36%
10. VIMPEL COMMUNICATIONS	2.26%

The Fund’s holdings are subject to change at any time

Schedule of Investments  September 30, 2003 (Unaudited)

Name of Issuer Percentages represent the market value of eachinvestment category to total net assets	Quantity	Market Value
COMMON STOCKS (92.3%)

Aerospace & Military Technology (1.8%)
United Technologies Corp.	2,200	$170,016
		170,016
Banks (12.6%)
Bank of America Corp.	1,000	78,040
Citigroup Inc.	3,750	170,662
FleetBoston Financial	6,000	180,900
J.P. Morgan Chase & Co.	17,352	595,694
PNC Bank Corp.	3,400	161,772
		1,187,068
Building Materials (1.2%)
Florida Rock Industries	2,250	111,600
		111,600
Chemicals (0.7%)
3M Co.	1,000	69,070
		69,070
Computer Hardware (2.8%)
Intel Corporation	4,750	130,673
IBM	1,500	132,495
		263,168
Conglomerates (1.4%)
Dover Corp.	3,750	132,638
		132,638
Consumer Products (1.1%)
Unilever - ADR	3,000	103,920
		103,920
Diversified Electronic (1.9%)
*Agilent Technologies	2,000	44,220
Eaton Corp.	1,500	132,930
		177,150
Drugs AND Pharmaceuticals (8.2%)
Bristol Myers Squibb Co.	5,000	128,300
Johnson & Johnson	2,000	99,040
Merck & Co. Inc.	3,000	151,860
*NBTY Inc.	9,000	210,150
Pfizer Inc.	2,400	72,912
Wyeth	2,500	115,250
		777,512
Energy (5.3%)
General Motors Corp.	11,123	455,264
*Nabors Industries Inc.	1,100	40,986
		496,250
Engineering (3.4%)
*Hovnanian Enterprises	5,000	321,850
		321,850
Financial (1.6%)
Chittenden Corp.	2,000	59,500
Diamonds Trust Series I	280	26,032
Wachovia Corp.	1,600	65,904
		151,436
Healthcare (0.6%)
*Zimmer Holdings Inc.	1,100	60,610
		60,610
Insurance (9.8%)
AFLAC Incorporated	4,500	145,350
Allstate Financial	4,250	155,252
WR Berkley Corp.	6,000	205,560
Selective Insurance Group	6,500	193,440
Everest Reinsurance Group Ltd.	3,000	225,480
		925,082
Machinery & Equipment (6.5%)
Caterpillar Inc .	8,968	617,357
		617,357
Oil And Gas Operations (5.9%)
Conocophillips	3,000	164,250
*Grant Prideco Inc.	10,000	101,900
Royal Dutch Petro.-NY	2,000	88,400
Suncor Energy	11,000	204,050
		558,600
Retail (6.1%)
*Advance Auto Parts Inc.	4,500	319,050
*Costco Wholesale Corp.	4,000	124,320
Target Corp.	1,500	56,445
Tiffany & Co.	2,000	74,660
		574,475
Semiconductor (1.7%)
Texas Instruments Inc.	7,000	159,600
		159,600
Software And Programming (1.8%)
Microsoft Corp.	6,000	166,740
		166,740
Telecommunications (9.7%)
AT&T Corp. New	15,703	338,400
Nokia Corp. – ADR	9,000	140,400
*Vimpel Communications - ADR	3,500	213,010
*UTStarcom Inc.	7,000	222,670
		914,480
Transportation (3.5%)
CP Ships Ltd	7,000	147,350
*Gulfmark Offshore Inc.	9,000	126,450
Union Pacific Corp.	900	52,353
		326,153
Tobacco (4.7%)
Altria Group, Inc.	10,116	443,081
		443,081

TOTAL COMMON STOCKS (COST: $9,036,510)		$8,707,856

SHORT-TERM SECURITIES (3.8%)
Wells Fargo Cash Investment Money Market Fund Service Class		$297,500
Wells Fargo Treasury Plus Money Market Fund		57,420
TOTAL SHORT-TERM SECURITIES (COST: $354,920)		$354,920

TOTAL INVESTMENTS IN SECURITIES (COST: $9,391,430)		$9,062,776
OTHER ASSETS LESS LIABILITIES		374,629
NET ASSETS		$9,437,405

ADR… American Depository Receipt

*Non-income producing

The accompanying notes are an integral part of these financial statements.

Financial Statements  September 30, 2003 (Unaudited)

Statement of Assets and Liabilities   September 30, 2003 (Unaudited)

ASSETS
Investments in securities, at value (cost: $9,391,430)	$9,062,776
Receivable from manager	275
Accrued dividends receivable	21,712
Accrued interest receivable	405
Security sales receivable	2,416,053
Prepaid expenses	13,800
Receivable for fund shares sold	56,100

Total Assets	$11,571,121

LIABILITIES
Security purchases payable	$2,098,273
Accrued expenses	23,486
Disbursements in excess of demand deposit cash	417
Payable for fund shares redeemed	11,540

Total Liabilities	$2,133,716

NET ASSETS	$9,437,405

Net assets are represented by:
Paid-in capital	$12,518,805
Accumulated undistributed net realized gain (loss) on investments	(2,626,041)
Accumulated undistributed net investment income	(126,705)
Unrealized depreciation on investments	(328,654)
Total amount representing net assets applicable to
1,191,479 outstanding shares of no par common stock
(unlimited shares authorized)	$9,437,405

Net asset value per share	$7.92

Statement of Operations  For the six months ended September 30, 2003 (Unaudited)

INVESTMENT INCOME
Interest	$342
Dividends	147,034
Total Investment Income	$147,376

EXPENSES
Investment advisory fees	$47,980
12b-1 fees	23,990
Transfer agent fees	41,799
Accounting service fees	17,797
Administrative service fees	9,744
Custodian fees	595
Professional fees	20,643
Trustees fees	2,069
Transfer agent out-of-pockets	95
Reports to shareholders	79,717
Insurance expense	5,064
License, fees, and registrations	24,583
Bisys service fees	405
Organizational costs	976
Total Expenses	$275,457
Less expenses waived or absorbed by the Fund’s manager	(1,376)
Total Net Expenses	$274,081

NET INVESTMENT INCOME	$(126,705)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investment transactions	$(624,191)
Net change in unrealized appreciation (depreciation) of:
Investments	2,134,103
Net Realized and Unrealized Gain (Loss) on Investments	$1,509,912
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,383,207

The accompanying notes are an integral part of these financial statements.

Financial Statements  September 30, 2003

Statement of Changes in Net Assets

For the six months ended September 30, 2003, and the year ended March 31, 2003

	For The Six Months Ended September 30, 2003 (Unaudited)	For The Year Ended March 31, 2003
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$(126,705)	$(65,597)
Net realized gain (loss) on investment transactions	(624,191)	(752,825)
Net change in unrealized appreciation (depreciation) on investments	2,134,103	(2,615,936)
Net Increase (Decrease) in Net Assets Resulting From Operations	$1,383,207	$(3,434,358)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income	$0	$0
Distributions from net realized gain on investment transactions	0	0
Total Dividends and Distributions	$0	$0

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$151,140	$2,802,847
Proceeds from reinvested dividends	0	0
Cost of shares redeemed	(658,487)	(2,632,597)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(507,347)	$170,250

TOTAL INCREASE (DECREASE) IN NET ASSETS	$875,860	$(3,264,108)

NET ASSETS, BEGINNING OF PERIOD	8,561,545	11,825,653
NET ASSETS, END OF PERIOD	$9,437,405	$8,561,545

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements  September 30, 2003 (Unaudited)

Note 1. ORGANIZATION

The Integrity Value Fund (the “Fund”) is an investment portfolio of The Integrity Funds (the “Trust”) registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.  The Trust may offer multiple portfolios; currently six portfolios are offered.  On September 22, 2003, the Integrity Value Fund became a series of The Integrity Funds Trust.  Prior to this the Fund was part of the Willamette Funds Group.  The Willamette Funds which were organized as a Delaware statutory trust on January 17, 2001 and were registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  Each of the Funds is also the successor to a fund of the same name that was a series of another registered investment company, The Coventry Group. On March 16, 2001, the shareholders of each of the predecessor funds approved their reorganization into The Willamette Funds, effective April 1, 2001.  The Willamette Funds offered four managed investment portfolios and were authorized to issue an unlimited number of shares.  The accompanying financial statements and financial highlights are those of the Integrity Value Fund.  The Fund seeks above average total return through a combination of capital appreciation and dividend income.

From its inception September 7, 1992 until February 9, 1998, The Integrity Funds were organized by the investment advisor as a Collective Investment Trust under New York Law and the regulations of the U.S. Comptroller of the Currency, participation in which was limited to qualified individual accounts such as IRAs and retirement and pension trusts.  On February 9, 1998, the Collective Investment Trust reorganized as a Delaware business trust.  In connection with this reorganization, the name of the trust was changed from “Canandaigua National Collective Investment Fund for Qualified Trusts” to “The Canandaigua Funds.”  On March 3, 2003, the trust was renamed “The Integrity Funds”.

Class A shares are sold with an initial sales charge of 5.75% and a distribution fee of up to 0.50% on an annual basis.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation – Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System.  All of these prices are obtained by the Administrator from services, which collect and disseminate such market prices. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Adviser using methods and procedures reviewed and approved by the Trustees.

Federal and state income taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders.  Therefore, no provision for income taxes is required.

As of March 31, 2003 (fiscal year end of the Fund prior to the conversion to the Integrity Funds) the Fund has unexpired capital loss carryforwards for tax purposes totaling $1,945,357, which may be used to offset capital gains.  The capital loss carryforward amounts will expire in each of the years ended March 31 as shown in the table below.

Year	Unexpired Capital Losses
2009	725,307
2010	199,826
2011	477,159

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Funds’ next taxable year.  For the year ended March 31, 2003, the Fund deferred to April 1, 2003 post October capital losses, post October currency losses and post October passive foreign investment company losses of $543,065.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

Distributions to shareholders – Dividends from net investment income, declared yearly and paid yearly, are reinvested in additional shares of the Fund at net asset value or paid in cash.  Capital gains, when available, are distributed along with the net investment income dividend at the end of the calendar year.

Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America.  These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital.  Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts – The Fund may purchase and sell financial futures contracts to hedge against changes in the values of equity securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index at a set price on a future date.  Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded.  Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index.  Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the fund.  When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy.  Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Certain risks may arise upon entering into futures contracts.  These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Reclassifications – Certain prior year amounts have been reclassified to conform to the current year presentation.

Note 3. CAPITAL SHARE TRANSACTIONS
As of September 30, 2003, there were unlimited shares of no par authorized; 1,191,479 and 1,256,235 shares were outstanding at September 30, 2003, and March 31, 2003, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Six Months Ended September 30, 2003 (Unaudited)	For The Year Ended March 31, 2003
Shares sold	19,707	319,926
Shares issued on reinvestment of dividends	0	0
Shares redeemed	(84,463)	(338,458)
Net increase (decrease)	(64,756)	(18,532)

Note 4. ACQUISITION OF FUND

The Willamette Funds (the “Trust”) held a special meeting of shareholders of the Value Fund, Small Cap Growth Fund, Global Health Sciences Fund and Technology Fund (the “Funds”), at [the office of the Trust, 3435 Stelzer Road, Columbus, Ohio 43219], on August 29, 2003 at 11:00 a.m., Eastern Time, as adjourned from time to time (the “Meeting”), for the purposes listed:  to approve a new investment advisory agreement with Integrity Money Management, Inc.; and to consider and act upon any other business as may properly come before the Meeting.  After careful consideration, the Trustees of the Trust unanimously approved each of the proposals and recommended that shareholders vote “FOR” the proposals.  The Trust’s Board of Trustees fixed the close of business on June 20, 2003 as the record date for determining shareholders entitled to notice of and to vote at the Meeting.  Each share of a Fund was entitled to one vote for each dollar invested with respect to each proposal.  The Investment Advisory Agreement of the Value Fund, Small Cap Growth Fund, Technology Fund and Global Health Sciences Fund were approved by the shareholders on August 29, 2003.   The reorganization was accomplished by a tax-free exchange of 1,191,096 shares of Integrity Value Fund for the 1,191,096 shares of Willamette Value Fund on September 19, 2003.  Willamette Value Funds net assets of  $9,833,187 on September 19, 2003, including $586,118 of unrealized depreciation, were reorganized into the Integrity Value Fund.

Note 5. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, Inc., the Fund’s investment adviser; Ranson Capital Corporation, the Fund’s underwriter; and Integrity Fund Services, Inc., the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc., the Fund’s sponsor.

The Fund has engaged Integrity Money Management, Inc. to provide investment advisory and management services to the Fund.  The Investment Advisory Agreement provides for fees to be computed at an annual rate of 1.00% of the Fund’s average daily net assets.  The Fund has recognized $46,604 of investment advisory fees after a partial waiver for the six months ended September 30, 2003.  The Fund has a payable to Integrity Money Management, Inc. of $1,551 at September 30, 2003, for investment advisory fees.  Certain officers and trustees of the Fund are also officers and trustees of the investment adviser.

Ranson Capital Corporation (“Capital”) serves as the principal underwriter for the Fund.  The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act.  Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services.  These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses.”  The Fund presently pays an annual distribution fee of up to 0.50% of the average daily net assets of the class.  Distribution Plan expenses are calculated daily and paid monthly.  The Fund has recognized $23,990 of distribution fees for the six months ended September 30, 2003.  The Fund has a payable to Ranson Capital Corporation of $1,463 at September 30, 2003, for distribution fees.

Integrity Fund Services, Inc. (the transfer agent) provides shareholder services for an annual fee of 0.25% of average net assets with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses.  An additional fee with a minimum of $500 per month will be charged for each additional share class.  The Fund has recognized $41,799 of transfer agency fees for the six months ended September 30, 2003.  The Fund has a payable to Integrity Fund Services, Inc. of $740 at September 30, 2003, for transfer agency fees.  Integrity Fund Services, Inc. also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses.  An additional accounting services fee of $500 per month will be charged by Integrity Fund Services, Inc. for each additional share class.  The Fund has recognized $17,797 of accounting service fees for the six months ended September 30, 2003.  The Fund has a payable to Integrity Fund Services, Inc. of $880 at September 30, 2003, for accounting service fees.  Integrity Fund Services, Inc. also acts as the Fund’s administrative services agent for an annual fee equal to the rate of 0.20% of average daily net assets with a minimum of $2,000 per month plus out-of-pocket expenses.  Each Fund will pay an additional minimum fee of $500 per month for each additional share class.  The Fund has recognized $9,744 of administrative service fees for the six months ended September 30, 2003.  The Fund has a payable to Integrity Fund Services, Inc. of $733 at September 30, 2003, for administrative service fees.

Note 6. INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sale of investment securities (excluding short-term securities) aggregated $2,822,780 and $4,096,833, respectively, for the six months ended September 30, 2003.

Note 7. INVESTMENT IN SECURITIES

At September 30, 2003, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $9,391,430. The net unrealized depreciation of investments based on the cost was $328,654, which is comprised of $724,563 aggregate gross unrealized appreciation and $1,053,217 aggregate gross unrealized depreciation.

Financial Highlights    September 30, 2003

Selected per share data and ratios for the period indicated

	For The Six Months Ended September 30, 2003 (Unaudited)	For The Year Ended March 31, 2003	For The Year Ended March 31, 2002	For The Year Ended March 31, 2001	For The Year Ended March 31, 2000	For The Period May 26, 1998 Thru March 31, 1999
NET ASSET VALUE, BEGINNING OF PERIOD	$6.82	$9.28	$9.12	$9.65	$10.11	$10.00

Income from Investment Operations:
Net investment income (loss)	$(.11)	$(.05)	$(.07)	$(.02)	$.01	$.00
Net realized and unrealized gain (loss) on investment transactions	1.21	(2.41)	.23	(.49)	(.10)	.11
Total Income (Loss) From Investment Operations	$1.10	$(2.46)	$.16	$(.51)	$(.09)	$.11

Less Distributions:
Dividends from net investment income	$.00	$.00	$.00	$.00	$(.01)	$.00
Return of capital	.00	.00	.00	(.01)	.00	.00
Distributions from net realized gains	.00	.00	.00	(.01)	(.36)	.00
Total Distributions	$.00	$.00	$.00	$(.02)	$(.37)	$.00

NET ASSET VALUE, END OF PERIOD	$7.92	$6.82	$9.28	$9.12	$9.65	$10.11

Total Returns	31.73%(C)(D)	(26.51%)(D)	1.75%(D)	(5.23%)(D)	(0.98%)(D)	1.11%(B)(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$9,437	$8,562	$11,826	$12,879	$15,872	$14,965
Ratio of net expenses (after expense assumption) to average net assets	5.61%(A)(C)	3.64%(A)	3.13%(A)	2.90%(A)	2.75%(A)	2.90%(A)(C)
Ratio of net investment income to average net assets	(2.61%)(C)	0.63%)	(0.71%)	(0.22%)	0.03%	0.02%(C)
Portfolio turnover rate	30.49%	45.09%	30.41%	66.29%	79.63%	0.39%

A	During the period since March 31, 2003, Integrity Mutual Funds, Inc. and Willamette Asset Managers assumed/waived expenses of $1,376.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 5.64%.  During the periods prior to March 31, 2003, Willamette Asset Managers and The Coventry Group assumed/waived expenses of $0, $0, $0, $47,091 and $27,590, respectively.  If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 3.64%, 3.13%, 2.90%, 3.02%, and 3.20% respectively.

B	Ratio is not annualized.
C	Ratio is annualized.
D	Excludes maximum sales charge of 5.75%.

The accompanying notes are an integral part of these financial statements.

Integrity Small Cap Growth Fund

Dear Shareholder:

Enclosed is the semi-annual report of the operations for The Integrity Small Cap Growth Fund (the "Fund") for the six months ended September 30, 2003.  The Fund's portfolio and related financial statements are presented within for your review.

For the better part of 2003, we have felt an important stock market bottom was made in the last half of 2002, and that 2003 would bring a sharp upward movement to the market. To date, we have been correct in that judgment!  After the current churning consolidation ends (probably in October) there is considerably more upside potential for most market indexes before any serious resistance is encountered in this new bull market.  Barring a major catastrophe, the upward thrust is likely to continue for several years.

We manage your Small Cap Growth Fund using our quantitative intelligent expert system for stock selection.  Our system analyzes over 8,000 stocks employing many of the same disciplines and tools used by other successful investment professionals; using technical price momentum, fundamental valuation and earnings forecast information.  We use a multifactor approach to screen the small capitalization universe for attractive “growth oriented” issues to buy.  This screening also shows us the unattractive positions that should be sold.  Our core investment approach is one of picking stocks from the bottom up that are likely to outperform, and weeding out those that are likely to under perform.

Since taking over the management of the Fund in late September, we significantly restructured the portfolio.  Going forward, we expect only modest changes to what we now consider a favorably positioned portfolio. We reduced our exposure to slower growing companies with negative earnings and increased our exposure to rapidly growing companies that were selling at reasonable P/E ratios.  The positions we eliminated had an average forward P/E ratio of approximately 25 and a consensus future earnings growth rate of 17%.  The positions we added to the portfolio have an average forward P/E of 21 with a consensus earnings growth rate of over 32%.

Small to mid-cap stocks have led the market rally over the last several quarters, and for a very good reason.  Smaller companies generally have much higher growth prospects than their larger competitors.  At this point in the economic cycle, they may be able to more quickly adapt from the defensive posture of the last few years to a growth mode as the economy begins to expand.  We believe our portfolio is well positioned to take advantage of  the current market conditions.

Sincerely,

/s/ F. Martin Koenig
F. Martin Koenig

Portfolio Manager

The views expressed are those of F. Martin Koenig, Senior Portfolio Manager with Integrity Mutual Funds.  The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

Terms & Definitions  September 30, 2003 (Unaudited)

American Depository Receipt
A negotiable certificate representing a given number of shares of stock in a foreign corporation. It is bought and sold in the American securities markets, just as stock is traded.

Appreciation
Increase in the value of an asset.

Average Annual Total Return
A standardized measurement of the return (appreciation) earned by a fund on an annual basis.

Consumer Price Index
A commonly used measure of inflation; it does not represent an investment return.

Depreciation
Decrease in the value of an asset.

Growth Fund
A type of diversified common stock fund that has capital appreciation as its primary goal. It invests in companies that reinvest most of their earnings for expansion, research, or development.

Growth & Income Fund
Fund that invests in common stocks for both current income and long-term growth of capital and income.

Load
A mutual fund whose shares are sold with a sales charge added to the net asset value.

Market Value
Actual price at which a fund trades in the market place.

Net Asset Value (NAV)
The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Offering Price
The price at which a mutual fund’s share can be purchased. The offering price per share is the current net asset value plus any sales charge.

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends.  It represents the aggregate percentage or dollar value change over the period.

Portfolio Market Sectors

(as a % of Net Assets)

T-Technology	23.8%
S-Services	18.9%
HC-Healthcare	15.4%
F-Financial	12.1%
E-Energy	7.1%
TR-Transportation	5.1%
BM-Basic Materials	4.5%
O-Other	4.2%
CC-Consumer Cyclical	3.7%
CN-Consumer Noncyclical	3.0%
CG-Capital Goods	2.2%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

KEY STATISTICS

03-31-2003 NAV (share value)	$ 8.94
09-30-2003 NAV	$11.14
Total Net Assets	$22,117,383

Number of Issues	109

Average Annual Total Returns

	For periods ending September 30, 2003
				Since Inception
	1 year	5 year	10 year	(04/05/99)
Without Sales Charge	24.19%	N/A	N/A	7.15%
With Sales Charge (5.75%)	17.05%	N/A	N/A	5.75%

Past performance is no guarantee of future results.  Investment return and net asset value (NAV) will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost.  The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

TOP TEN HOLDINGS

1. UCBH HOLDINGS, INC.	2.61%
2. CELGENE CORP.	2.27%
3. ADVANCED FIBRE COMM. INC.	1.83%
4. MICROCHIP TECHNOLOGY INC.	1.82%
5. GREATER BAY BANCORP	1.76%
6. DIEBOLD INC.	1.72%
7. RESPIRONICS INC.	1.64%
8. ELECTRONICS BOUTIQUE	1.61%
9. RADIO ONE INC.	1.59%
10. IRON MOUNTAIN INC.	1.54%

The Fund’s holdings are subject to change at any time.

Schedule of Investments  September 30, 2003 (Unaudited)

Name of Issuer Percentages represent the market value of each investment category to total net assets	Quantity	Market Value
COMMON STOCKS (95.7%)

BANKS (4.8%)
Banknorth Group	9,500	$268,090
*Commercial Capital Bancorp	9,900	154,737
Community Banks, Inc.	181	5,991
Doral Financial Corp	2,800	131,600
Greater Bay Bancorp	18,700	388,960
Southern Financial Bancorp.	3,070	120,897
		1,070,275

BROADCAST (2.2%)
*Entravision Communications Corp.	13,800	131,100
*Radio One Inc. Class D	24,520	352,107
		483,207

CHEMICALS (3.0%)
Airgas Inc.	15,300	272,340
Fuller (H.B.) Co	10,000	242,700
Olin Corp.	8,800	139,216
		654,256

COMMERCIAL SERVICES (2.9%)
*Alliance Data Systems	6,000	158,400
*Iron Mountain, Inc.	9,500	341,050
*Perot Systems	13,600	136,000
		635,450

COMPUTER HARDWARE (4.0%)
*Activision Inc.	8,000	95,600
*Concurrent Computer Corp.	58,300	220,957
*Manhattan Association	6,400	165,696
*ManTech International Corp.	6,800	169,184
*Manugistics Group, Inc.	13,100	71,788
*SeaChange International	12,950	162,264
		885,489

CONSUMER PRODUCTS (2.6%)
Church & Dewight Inc Com	7,100	248,429
Maytag	6,100	152,317
*The Scotts Company	3,305	180,784
		581,530

DIVERSIFIED ELECTRONIC (6.5%)
*Aeroflex, Inc	9,900	87,615
Avnet Inc.	10,259	169,479
*Bell Microproducts Inc.	26,600	173,166
Diebold Inc.	7,500	379,875
*Jabil Circuit Inc.	7,100	184,955
*Kemet Corp.	10,100	128,674
*Mettler Toledo Intnl Inc.	9,000	323,550
		1,447,314

DRUGS AND PHARMACEUTICALS (7.0%)
*Alkermes Inc	19,600	268,912
*Celgene Corp.	11,575	501,545
*Cephalon Inc	4,300	197,456
*Nps Pharmaceuticals	11,600	323,060
*Neurocrine Bioscience	5,400	267,408
		1,558,381

EDUCATION (2.7%)
*DeVry Inc	11,030	260,970
*Itt Educational Serv Inc	6,810	326,335
		587,305

ENERGY (4.4%)
Arch Coal Inc	9,800	217,658
*Grey Wolf, Inc.	33,000	114,840
*Patterson-UTI Energy Inc	4,100	110,987
Peabody Energy Corp.	3,800	119,206
*Premcor Inc	4,750	110,057
*Stone Energy Corp.	5,500	194,040
*Superior Energy Services	11,000	107,800
		974,588

ENTERTAINMENT (1.7%)
Int'l Speedway Corp.	6,200	272,118
*Six Flags Inc	20,500	107,830
		379,948

FINANCIAL (7.2%)
First Sentinel Bancorp	7,000	125,160
Legg Mason Inc.	3,505	253,061
New York Community Bancorp	3,113	98,091
Pff Bancorp	2,100	66,948
UCBH Holdings, Inc.	19,100	577,393
Waddell & Reed Fin - Class A	6,237	147,006
Wilmington Trust Corp.	10,700	329,132
		1,596,791

HEALTHCARE (8.4%)
*Amsurg Corporation	9,500	313,405
*Charles River Laboratorie	4,700	144,243
*Inamed Corp	2,100	154,245
*Renal Care Group Inc.	9,300	317,595
*Respironics Inc.	8,700	363,486
*Universal Health Services	5,200	257,140
*Waters Corporation	10,880	298,438
		1,848,552

HOSPITALS (2.0%)
*Community Health Systems	12,300	266,910
*Lifepoint Hospitals Inc.	7,000	168,350
		435,260

METALS (0.6%)
Timken Co.	8,600	131,064
		131,064

OIL AND GAS OPERATIONS (3.4%)
*Maverick Tube Corp.	5,800	90,016
*National Oilwell Inc.	4,500	81,630
*Newfield Exploration Co	4,900	188,993
*Precision Drilling, Corp.	7,000	263,620
*Varco International	4,975	84,127
*Core Laboratories NV	3,500	49,175
		757,561

PAPER PRODUCTS (0.7%)
Bowater Incorporated	3,900	164,034
		164,034

PUBLISHING (2.7%)
Pulitzer Inc.	5,205	271,180
*Scholastic Corp.	11,000	316,690
		587,870

RESTAURANTS (1.7%)
*Chicago Pizza	3,900	45,825
*Panera Bread Company	5,400	221,184
*Peet's Coffee & Tea, Inc.	5,700	111,435
		378,444

RETAIL (11.1%)
*Performance Food Group	7,300	297,183
*A.C. Moore Arts & Crafts	14,300	318,604
*Ann Taylor Stores	4,200	134,988
*Barnes & Noble	10,300	261,723
*Coach Inc.	1,500	81,900
*Columbia Sportswear Co	6,450	340,237
*Dicks Sporting Goods, Inc.	7,100	265,114
*Electronics Boutique	12,500	357,125
Fred’s, Inc.	2,200	72,512
Reebok International	5,000	167,150
*Wild Oats Markets, Inc.	1,355	14,810
*Williams-Sonoma Inc.	5,200	140,296
		2,451,642

SEMICONDUCTOR (9.5%)
*Asyst Technologies, Inc.	10,400	146,328
*Coherent Inc.	9,600	236,448
*Excel Technology Inc.	2,300	57,500
*Fairchild Semiconductor	7,300	121,034
*Lattice Semiconductor	4,700	33,417
Microchip Technology Inc.	16,850	403,389
*Photon Dynamics	11,200	326,480
*Plexus Corp.	14,000	217,560
*Semtech Corp	14,000	258,440
*Skyworks Solutions Inc.	11,000	100,100
*Vitesse Semicon	32,000	204,800
		2,105,496

SOFTWARE AND PROGRAMMING (0.6%)
*FileNet Corporation	6,910	138,684
		138,684

TELECOMMUNICATIONS (2.6%)
*Advanced Fibre Comm. Inc.	19,300	404,721
*Cable Design Tech	17,600	140,800
*Tekelec	1,705	26,615
		572,136

TRANSPORTATION (3.4%)
Arkansas Best	10,500	288,750
*SCS Transportation	3,300	49,830
*Swift Transportation Co	5,800	131,602
USF Corp.	3,700	116,439
Werner Enterprises, Inc.	6,776	155,009
		741,630

RIGHTS/WARRANTS (0.0%)

FINANCIAL (0.0%)
*Bank United Corp.-CPR Trust	2,700	135
*Dime Bancorp Warrants	20,400	3,264
		3,399

TOTAL STOCKS (COST: $20,160,681)		$21,170,306

SHORT-TERM SECURITIES (4.4%)
Wells Fargo Cash Investment Money Market Fund Service Class		$756,000
Wells Fargo Treasury Plus Money Market Fund		223,344
TOTAL SHORT-TERM SECURITIES (COST: $979,344)		$979,344

TOTAL INVESTMENTS IN SECURITIES (COST: $21,140,025)		$22,149,650
OTHER ASSETS LESS LIABILITIES		(32,267)

NET ASSETS		$22,117,383

* Non-income producing

CPR – Contingent Payments Trust

The accompanying notes are an integral part of these financial statements.

Financial Statements  September 30, 2003 (Unaudited)

Statement of Assets and Liabilities   September 30, 2003 (Unaudited)

ASSETS
Investments in securities, at value (cost: $21,140,025)	$22,149,650
Accrued dividends receivable	3,208
Accrued interest receivable	292
Receivable from manager	656
Receivable due from broker	30
Prepaid expenses	31,790
Receivable for fund shares sold	14,500

Total Assets	$22,200,126

LIABILITIES
Accrued expenses	$36,945
Disbursements in excess of demand deposit cash	417
Payable for fund shares redeemed	45,381

Total Liabilities	$82,743

NET ASSETS	$22,117,383

Net assets are represented by:
Paid-in capital	$23,559,926
Accumulated undistributed net realized gain (loss) on investments	(1,923,515)
Accumulated undistributed net investment income	(528,653)
Unrealized appreciation on investments	1,009,625
Total amount representing net assets applicable to
1,985,320 outstanding shares of no par common stock
(unlimited shares authorized)	$22,117,383

Net asset value per share	$11.14

Statement of Operations  For the six months ended September 30, 2003 (Unaudited)

INVESTMENT INCOME
Interest	$478
Dividends	57,378
Total Investment Income	$57,856

EXPENSES
Investment advisory fees	$110,041
12b-1 fees	54,327
Transfer agent fees	78,640
Accounting service fees	19,329
Administrative service fees	21,731
Custodian fees	1,244
Professional fees	44,914
Trustees fees	4,648
Transfer agent out-of-pockets	176
Reports to shareholders	189,827
Insurance expense	11,828
BISYS service fees	55
License, fees, and registrations	49,830
Total Expenses	$586,590
Less expenses waived or absorbed by the Fund’s manager	(81)
Total Net Expenses	$586,509

NET INVESTMENT INCOME	$(528,653)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investment transactions	$1,043,148
Net change in unrealized appreciation (depreciation) of:
Investments	4,093,039
Net Realized and Unrealized Gain (Loss) on Investments	$5,136,187
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,607,534

The accompanying notes are an integral part of these financial statements.

Financial Statements  September 30, 2003

Statement of Changes in Net Assets

For the six months ended September 30, 2003, and the year ended March 31, 2003

	For The Six Months Ended September 30, 2003 (Unaudited)	For The Year Ended March 31, 2003
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$(528,653)	$(618,905)
Net realized gain (loss) on investment transactions	1,043,148	(1,136,657)
Net change in unrealized appreciation (depreciation) on investments	4,093,039	(6,844,836)
Net Increase (Decrease) in Net Assets Resulting From Operations	$4,607,534	$(8,600,398)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income	$0	$0
Distributions from net realized gain on investment transactions	0	0
Total Dividends and Distributions	$0	$0

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$154,181	$2,170,670
Proceeds from reinvested dividends	0	0
Cost of shares redeemed	(1,743,407)	(5,999,242)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(1,589,226)	$(3,828,572)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$3,018,308	$(12,428,970)

NET ASSETS, BEGINNING OF PERIOD	19,099,075	31,528,045
NET ASSETS, END OF PERIOD	$22,117,383	$19,099,075

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements  September 30, 2003 (Unaudited)

Note 1. ORGANIZATION

The Integrity Small Cap Growth Fund (the Fund) is an investment portfolio of The Integrity Funds (the “Trust”) registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.  The Trust may offer multiple portfolios; currently six portfolios are offered.  On September 22, 2003, the Integrity Small Cap Growth Fund became a series of The Integrity Funds Trust.  Prior to this the Fund was a part of the Willamette Funds Group.  The Willamette Funds were organized as a Delaware statutory trust on January 17, 2001 and were registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  Each of the Funds is also the successor to a fund of the same name that was a series of another registered investment company, The Coventry Group.  On March 16, 2001, the shareholders of each of the predecessor funds approved their reorganization into The Willamette Funds, effective April 1, 2001.  The Willamette Funds offered four managed investment portfolios and were authorized to issue an unlimited number of shares.  The accompanying financial statements and financial highlights are those of the Integrity Small Cap Growth Fund.  The Fund seeks to provide long-term growth of capital appreciation.

From its inception September 7, 1992 until February 9, 1998, The Integrity Funds were organized by the investment advisor as a Collective Investment Trust under New York Law and the regulations of the U.S. Comptroller of the Currency, participation in which was limited to qualified individual accounts such as IRAs and retirement and pension trusts. On February 9, 1998, the Collective Investment Trust reorganized as a Delaware business trust.  In connection with this reorganization, the name of the trust was changed from “Canandaigua National Collective Investment Fund for Qualified Trusts” to “The Canandaigua Funds.”  On March 3, 2003, the trust was renamed “The Integrity Funds”.

Shares are offered at net asset value plus a maximum sales charge of 5.75% and a distribution fee of up to 0.50% on an annual basis.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation – Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System.  All of these prices are obtained by the Administrator from services, which collect and disseminate such market prices. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Adviser using methods and procedures reviewed and approved by the Trustees.

Federal and state income taxes – The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders.  Therefore, no provision for income taxes is required.

As of March 31, 2003, (fiscal year end of the Fund prior to the conversion to the Integrity Funds) the Fund has unexpired capital loss carryforwards for tax purposes $2,916,041, which may be used to offset capital gains.  The capital loss carryforward amounts will expire in each of the years ended March 31 as shown in the table below.

Year	Unexpired Capital Losses
2010	1,818,998
2011	1,012,310

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Funds’ next taxable year.  For the year ended March 31, 2003, the Fund deferred to April 1, 2003 post October capital losses, post October currency losses and post October passive foreign investment company losses of $84,733.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

Distributions to shareholders – Dividends from net investment income, declared yearly and paid yearly, are reinvested in additional shares of the Fund at net asset value or paid in cash.  Capital gains, when available, are distributed along with the net investment income dividend at the end of the calendar year.

Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America.  These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital.  Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts – The Fund may purchase and sell financial futures contracts to hedge against changes in the values of equity securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index at a set price on a future date.  Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded.  Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index.  Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the fund.  When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy.  Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Certain risks may arise upon entering into futures contracts.  These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Reclassifications – Certain prior year amounts have been reclassified to conform to the current year presentation.

Note 3. CAPITAL SHARE TRANSACTIONS
As of September 30, 2003, there were unlimited shares of no par authorized; 1,985,320 and 2,137,191 shares were outstanding at September 30, 2003, and March 31, 2003, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Six Months Ended September 30, 2003 (Unaudited)	For The Year Ended March 31, 2003
Shares sold	15,374	210,294
Shares issued on reinvestment of dividends	0	0
Shares redeemed	(167,245)	(587,279)
Net increase (decrease)	(151,871)	(376,985)

Note 4. ACQUSITION OF FUND

The Willamette Funds (the “Trust”) held a special meeting of shareholders of the Value Fund, Small Cap Growth Fund, Global Health Sciences Fund and Technology Fund (the “Funds”), at [the office of the Trust, 3435 Stelzer Road, Columbus, Ohio  43219], on August 29, 2003 at 11:00 a.m., Eastern Time, as adjourned from time to time (the “Meeting”), for the purposes listed:  to approve a new investment advisory agreement with Integrity Money Management, Inc.; and to consider and act upon any other business as may properly come before the Meeting.  After careful consideration, the Trustees of the Trust unanimously approved each of the proposals and recommended that shareholders vote “FOR” the proposals.  The Trust’s Board of Trustees fixed the close of business on June 20, 2003 as the record date for determining shareholders entitled to notice of and to vote at the Meeting.  Each share of a Fund was entitled to one vote for each dollar invested with respect to each proposal.  The Investment Advisory Agreements of the Value Fund, Small Cap Growth Fund, Technology Fund and Global Health Sciences Fund was approved by the shareholders on August 29, 2003.  The reorganization was accomplished by a tax-free exchange of 1,996,317 shares of Integrity Small Cap Growth Fund for the 1,996,317 shares of Willamette Small Cap Growth Fund on September 19, 2003.  Willamette Small Cap Growth Fund’s net assets of $23,470,567 on September 19, 2003, including $2,219,468 of unrealized appreciation, were reorganized into the Integrity Small Cap Growth Fund.

Note 5. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, Inc., the Fund’s investment adviser; Ranson Capital Corporation, the Fund’s underwriter; and Integrity Fund Services, Inc., the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc., the Fund’s sponsor.

The Fund has engaged Integrity Money Management, Inc. to provide investment advisory and management services to the Fund.  The Investment Advisory Agreement provides for fees to be computed at an annual rate of 1.20% of the Fund’s average daily net assets.  The Fund has recognized $109,960 of investment advisory fees after a partial waiver for the six months ended September 30, 2003.  The Fund has a payable to Integrity Money Management, Inc. of $8,244 at September 30, 2003, for investment advisory fees.  Certain officers and trustees of the Fund are also officers and trustees of the investment adviser.

Ranson Capital Corporation (“Capital”) serves as the principal underwriter for the Fund.  The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act.  Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services.  These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses.”  The Fund presently pays an annual distribution fee of up to 0.50% of the average daily net assets of the class.  Distribution Plan expenses are calculated daily and paid monthly.  The Fund has recognized $54,327 of distribution fees for the six months ended September 30, 2003.  The Fund has a payable to Ranson Capital Corporation of $3,469 at September 30, 2003, for service fees.

Integrity Fund Services, Inc. (the transfer agent) provides shareholder services for a fee of 0.25% of average net assets with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses.  An additional fee with a minimum of $500 per month will be charged for each additional share class.  The Fund has recognized $78,640 of transfer agency fees for the six months ended September 30, 2003.  The Fund has a payable to Integrity Fund Services, Inc. of $1,735 at September 30, 2003, for transfer agency fees.  Integrity Fund Services, Inc. also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses.  An additional accounting services fee of $500 per month will be charged by Integrity Fund Services, Inc. for each additional share class.  The Fund has recognized $19,329 of accounting service fees for the six months ended September 30, 2003.  The Fund has a payable to Integrity Fund Services, Inc. of $1,080 at September 30, 2003, for accounting service fees.  Integrity Fund Services, Inc. also acts as the Fund’s administrative services agent for a fee equal to the rate of 0.20% of average daily net assets with a minimum of $2,000 per month plus out-of-pocket expenses.  Each Fund will pay an additional minimum fee of $500 per month for each additional share class.  The Fund has recognized $21,731 of administrative service fees for the six months ended September 30, 2003.  The Fund has a payable to Integrity Fund Services, Inc. of $1,388 at September 30, 2003, for administrative service fees.

Note 6. INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sale of investment securities (excluding short-term securities) aggregated $3,773,892  and $6,783,940, respectively, for the six months ended September 30, 2003.

Note 7. INVESTMENT IN SECURITIES

At September 30, 2003, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $21,140,025. The net unrealized appreciation of investments based on the cost was $1,009,625, which is comprised of $3,944,678 aggregate gross unrealized appreciation and $2,935,053 aggregate gross unrealized depreciation.

Financial Highlights    September 30, 2003

Selected per share data and ratios for the period indicated

	For The Six Months Ended September 30, 2003 (Unaudited)	For The Year Ended March 31, 2003	For The Year Ended March 31, 2002	For The Year Ended March 31, 2001	For The Period April 5, 1999 Thru March 31, 2000
NET ASSET VALUE, BEGINNING OF PERIOD	$8.94	$12.54	$12.93	$19.94	$10.00

Income from Investment Operations:
Net investment income (loss)	$(.27)	$(.29)	$(.26)	$(.28)	$(.25)
Net realized and unrealized gain (loss) on investment transactions	2.47	(3.31)	.73	(4.82)	10.38
Total Income (Loss) From Investment Operations	$2.20	$(3.60)	$.47	$(5.10)	$10.13

Less Distributions:
Dividends from net investment income	$.00	$.00	$.00	$.00	$.00
Distributions from net realized gains	.00	.00	(.86)	(1.91)	(.19)
Total Distributions	$.00	$.00	$(.86)	$(1.91)	$(.19)

NET ASSET VALUE, END OF PERIOD	$11.14	$8.94	$12.54	$12.93	$19.94

Total Return	48.41%(A)(C)	(28.71%)(A)	4.02%(A)	(26.77%)(A)	101.67%(A)(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$22,117	$19,099	$31,528	$30,011	$38,634
Ratio of net expenses (after expense assumption) to average net assets	5.33%(B)(C)	3.13%(B)	2.64%(B)	2.58%(B)	2.82%(B)(C)
Ratio of net investment income to average net assets	(4.80%)(C)	(2.67%)	(2.09%)	(1.85%)	(2.26%)(C)
Portfolio turnover rate	17.69%	27.74%	52.13%	45.13%	55.15%

A	Excludes maximum sales charge of 5.75%.
B	During the period since March 31, 2003 Integrity Mutual Funds, Inc. and Willamette Asset Managers

assumed/waived expenses of $81.  If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 5.33%.  During the periods prior to March 31, 2003, Willamette Asset Managers and The Coventry Group waived expenses of $46,274, $62,878, $0, and $23,161, respectively.  If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 3.33%, 2.84%, 2.58%, and 2.93%, respectively.

C	Ratio is annualized.
D	Ratio is not annualized.

The accompanying notes are an integral part of these financial statements.

Integrity Health Sciences Fund

Dear Shareholder:

Enclosed is the semi-annual report of the operations for the Integrity Health Sciences Fund (the "Fund") for the six months ended September 30, 2003.  The Fund's portfolio and related financial statements are presented within for your review.

For the better part of 2003, we have felt an important stock market bottom was made in the last half of 2002, and that 2003 would bring a sharp upward movement to the market.  To date, we have been correct in that judgment! After the current churning consolidation ends (probably in October) there is considerably more upside potential for most market indexes before any serious resistance is encountered in this new bull market.  Barring a major catastrophe, the upward thrust is likely to continue for several years to come.

We manage your Health Sciences Fund using our quantitative intelligent expert system for stock selection.  Our system analyzes over 8,000 stocks employing many of the same disciplines and tools used by other successful investment professionals; using technical price momentum, fundamental valuation and earnings forecast information.  We use a multifactor approach to screen the healthcare universe for attractive “growth oriented” issues to buy.  This screening also shows us the unattractive positions that should be sold.  Our core investment approach is one of picking stocks from the bottom up that are likely to outperform, and weeding out those that are likely to under perform.

We have made several adjustments to the portfolio since taking over management of your Fund in late September.  We will continue to evaluate the portfolio and make adjustments as market conditions warrant focusing on higher growth companies selling at reasonable valuations.  The portfolio at September 30 has an average forward P/E ratio of approximately 18, a consensus future earnings growth rate of 20% and an average ROE of 25%.

We believe the healthcare sector shows extraordinary potential for superior performance.  With recent advances in gene mapping and healthcare technology, a significant expansion of new solutions to health issues is unfolding.  Participants in your Health Sciences Fund should continue to benefit from these trends.

Sincerely,

/s/ F. Martin Koenig
F. Martin Koenig

Portfolio Manager

The views expressed are those of F. Martin Koenig, Senior Portfolio Manager with Integrity Mutual Funds.  The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

Terms & Definitions  September 30, 2003 (Unaudited)

American Depository Receipt
A negotiable certificate representing a given number of shares of stock in a foreign corporation. It is bought and sold in the American securities markets, just as stock is traded.

Appreciation
Increase in the value of an asset.

Average Annual Total Return
A standardized measurement of the return (appreciation) earned by a fund on an annual basis.

Consumer Price Index
A commonly used measure of inflation; it does not represent an investment return.

Depreciation
Decrease in the value of an asset.

Growth Fund
A type of diversified common stock fund that has capital appreciation as its primary goal. It invests in companies that reinvest most of their earnings for expansion, research, or development.

Growth & Income Fund
Fund that invests in common stocks for both current income and long-term growth of capital and income.

Load
A mutual fund whose shares are sold with a sales charge added to the net asset value.

Market Value
Actual price at which a fund trades in the market place.

Net Asset Value (NAV)
The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Offering Price
The price at which a mutual fund’s share can be purchased. The offering price per share is the current net asset value plus any sales charge.

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends.  It represents the aggregate percentage or dollar value change over the period.

Portfolio Market Sectors

(as a % of Net Assets)

HC-Healthcare	85.5%
T-Technology	4.4%
S-Services	3.7%
F-Financial	3.4%
O-Other	3.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

KEY STATISTICS

03-31-2003 NAV (share value	$7.29
09-30-2003 NAV	$8.39
Total Net Assets	$15,432,283

Number of Issues	41

Average Annual Total Returns

	For periods ending September 30, 2003
				Since Inception
	1 year	5 year	10 year	(6/19/00)
Without Sales Charge	20.03%	N/A	N/A	(4.72)%
With Sales Charge (5.75%)	13.13%	N/A	N/A	(6.43)%

Past performance is no guarantee of future results. Investment return and net asset value (NAV) will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost.  The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

Top Ten Holdings

1. PFIZER, INC.	8.80%
2. MYLAN LABS	4.32%
3. SICOR, INC	4.06%
4. AFFYMETRIX, INC.	4.03%
5. INVITROGEN CORP.	3.68%
6. MEDTRONIC, INC.	3.65%
7. SEPRACOR, INC.	3.53%
8. ANTHEM, INC.	3.42%
9. GENENTECH INC.	3.32%
10. AMGEN, INC.	3.31%

The Fund’s holdings are subject to change at any time.

Schedule of Investments  September 30, 2003 (Unaudited)

Name of Issuer Percentages represent the market value of each investment category to total net assets	Quantity	Market Value
COMMON STOCKS (97.1%)
Drugs And Pharmaceuticals (61.6%)
*Advancepcs	6,000	$273,420
*Affymetrix,Inc.	29,600	621,304
Amerisourcebergen Corp.	3,700	199,985
*Amgen, Inc.	7,900	510,103
*Andrx Group	14,100	260,991
*Caremark Rx Inc.	9,400	212,440
*Collagenex Pharm K	15,600	167,388
Galen Holdings-Adr	5,500	250,250
*Genentech Inc.	6,400	512,896
*Idec Pharmaceuticals Corp.	14,600	483,990
*Invitrogen Corp.	9,800	568,302
*King Pharmaceutical, Inc.	29,100	440,865
*Medimmune Inc.	11,800	389,518
Mylan Labs	17,250	666,713
*Osi Pharmaceuticals	4,700	152,609
Omnicare, Inc.	10,000	360,600
Pfizer Inc.	44,685	1,357,530
*Sepracor Inc.	19,800	545,292
*Shire Pharmaceutical	13,800	305,118
*Sicor Inc	32,500	626,600
*Teva Pharmaceutical-Adr	4,400	251,460
*Watson Pharmaceutical Inc.	2,900	120,901
Wyeth	4,800	221,280
		9,499,555
Healthcare (20.6%)
*Accredo Health, Inc.	10,900	305,091
Biomet	6,400	215,104
*Express Scripts Inc Cl A	6,400	391,360
*Fisher Scientific Intl.	9,100	361,179
*Lab Corporation Of America Hldgs.	5,657	162,356
*Lincare Holdings	9,500	348,175
*Priority Healthcare Corp.	12,800	262,912
*Quest Diagnostics Inc.	4,000	242,560
*Respironics Inc.	6,700	279,926
*Therasense Inc.	22,800	284,772
*Webmd Corp.	36,400	324,688
		3,178,123
Hospitals (7.9%)
*Community Health Systems	10,000	217,000
Hca Inc.	3,200	117,952
Health Management Assoc., Inc. Class A	13,200	287,892
*Lifepoint Hospitals Inc.	12,300	295,815
*Select Medical Corp.	10,300	296,640
		1,215,299
Insurance (3.4%)
*Anthem, Inc.	7,400	527,842
		527,842

Medical Equipment (3.6%)
Medtronic, Inc.	12,000	563,040
		563,040

TOTAL COMMON STOCKS (COST: $13,763,768)		$14,983,859

SHORT-TERM SECURITIES (1.3%)
Wells Fargo Cash Investment Money Market Fund Service Class (COST: $195,865)		$195,865

TOTAL INVESTMENTS IN SECURITIES (COST: $13,959,633)		$15,179,724
OTHER ASSETS LESS LIABILITIES		252,559

NET ASSETS		$15,432,283

ADR….American Depository Receipt

* Non-income producing

The accompanying notes are an integral part of these financial statements.

Financial Statements  September 30, 2003 (Unaudited)

Statement of Assets and Liabilities   September 30, 2003 (Unaudited)

ASSETS
Investments in securities, at value (cost: $13,959,633)	$15,179,724
Accrued dividends receivable	574
Accrued interest receivable	137
Security sales receivable	314,996
Prepaid expenses	20,449
Foreign tax reclaim receivable	504
Receivable from manager	425
Receivable for fund shares sold	450

Total Assets	$15,517,259

LIABILITIES
Disbursements in excess of demand deposit cash	$417
Payable for fund shares redeemed	58,728
Accrued expenses	25,831

Total Liabilities	$84,976

NET ASSETS	$15,432,283

Net assets are represented by:
Paid-in capital	$19,317,802
Accumulated undistributed net realized gain (loss) on investments	(4,697,741)
Accumulated undistributed net investment income	(407,869)
Unrealized appreciation on investments	1,220,091
Total amount representing net assets applicable to
1,838,645 outstanding shares of no par common stock
(unlimited shares authorized)	$15,432,283

Net asset value per share	$8.39

Statement of Operations  For the six months ended September 30, 2003 (Unaudited)

INVESTMENT INCOME
Interest	$1,705
Dividends	26,118
Total Investment Income	$27,823

EXPENSES
Investment advisory fees	$93,989
12b-1 fees	39,126
Transfer agent fees	68,943
Accounting service fees	17,697
Administrative service fees	15,651
Custodian fees	918
Professional fees	33,047
Trustees fees	2,752
Transfer agent out-of-pockets	131
Reports to shareholders	133,590
Insurance expense	8,219
License, fees, and registrations	37,079
Bisys service fees	678
Total Expenses	$451,820
Less expenses waived or absorbed by the Fund’s manager	(16,128)
Total Net Expenses	$435,692

NET INVESTMENT INCOME	$(407,869)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investment transactions	$(955,754)
Net change in unrealized appreciation (depreciation) of:
Investments	3,510,774
Net Realized and Unrealized Gain (Loss) on Investments	$2,555,020
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,147,151

The accompanying notes are an integral part of these financial statements.

Financial Statements  September 30, 2003

Statement of Changes in Net Assets

For the six months ended September 30, 2003, and the year ended March 31, 2003

	For The Six Months Ended September 30, 2003 (Unaudited)	For The Year Ended March 31, 2003
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$(407,869)	$(507,280)
Net realized gain (loss) on investment transactions	(955,754)	(3,321,565)
Net change in unrealized appreciation (depreciation) on investments	3,510,774	(794,117)
Net Increase (Decrease) in Net Assets Resulting From Operations	$2,147,151	$(4,622,962)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.00 and $.00 per share, respectively)	$0	$0
Distributions from net realized gain on investment transactions ($.00 and
$.00 per share, respectively)	0	0
Total Dividends and Distributions	$0	$0

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$100,605	$911,930
Proceeds from reinvested dividends	0	0
Cost of shares redeemed	(1,158,635)	(4,200,440)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(1,058,030)	$(3,288,510)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$1,089,121	$(7,911,472)

NET ASSETS, BEGINNING OF PERIOD	14,343,162	22,254,634
NET ASSETS, END OF PERIOD	$15,432,283	$14,343,162

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements  September 30, 2003 (Unaudited)

Note 1. ORGANIZATION

The Integrity Health Sciences Fund (the “Fund”) is an investment portfolio of The Integrity Funds (the “Trust”) registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.  The Trust may offer multiple portfolios; currently six portfolios are offered.  On September 22, 2003, the Integrity Health Sciences Fund became a series of The Integrity Funds Trust.  Prior to this the Fund was part of the Willamette Funds Group.  The Willamette Funds which were organized as a Delaware statutory trust on January 17, 2001 and were registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  Each of the Funds is also the successor to a fund of the same name that was a series of another registered investment company, The Coventry Group.  On March 16, 2001, the shareholders of each of the predecessor funds approved their reorganization into The Willamette Funds, effective April 1, 2001.  The Willamette Funds offered four managed investment portfolios and were authorized to issue an unlimited number of shares.  The accompanying financial statements and financial highlights are those of the Integrity Health Sciences Fund.  The Fund seeks long term growth of capital appreciation.

From its inception September 7, 1992 until February 9, 1998, The Integrity Funds were organized by the investment advisor as a Collective Investment Trust under New York Law and the regulations of the U.S. Comptroller of the Currency, participation in which was limited to qualified individual accounts such as IRAs and retirement and pension trusts.  On February 9, 1998, the Collective Investment Trust reorganized as a Delaware business trust.  In connection with this reorganization, the name of the trust was changed from “Canandaigua National Collective Investment Fund for Qualified Trusts” to “The Canandaigua Funds.”  On March 3, 2003, the trust was renamed “The Integrity Funds”.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 5.75% and a distribution fee of up to 0.50% on an annual basis.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation – Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System.  All of these prices are obtained by the Administrator from services, which collect and disseminate such market prices. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Adviser using methods and procedures reviewed and approved by the Trustees.

Federal and state income taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders.  Therefore, no provision for income taxes is required.

As of March 31, 2003, (the fiscal year end of the Fund prior to the conversion to The Integrity Funds) the Fund has unexpired capital loss carryforwards for tax purposes totaling $3,745,629, which may be used to offset capital gains.  The capital loss carryforward amounts will expire in each of the years ended March 31 as shown in the table below.

Year	Unexpired Capital Losses
2010	423,956
2011	3,030,993

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Funds’ next taxable year.  For the year ended March 31, 2003, the Fund deferred to April 1, 2003 post October capital losses, post October currency losses and post October passive foreign investment company losses of $290,680.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

Distributions to shareholders – Dividends from net investment income, declared yearly and paid yearly, are reinvested in additional shares of the Fund at net asset value or paid in cash.  Capital gains, when available, are distributed along with the net investment income dividend at the end of the calendar year.

Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America.  These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital.  Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts – The Fund may purchase and sell financial futures contracts to hedge against changes in the values of equity securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index at a set price on a future date.  Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded.  Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index.  Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the fund.  When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy.  Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Certain risks may arise upon entering into futures contracts.  These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Reclassifications – Certain prior year amounts have been reclassified to conform to the current year presentation.

Note 3. CAPITALSHARE TRANSACTIONS
As of September 30, 2003, there were unlimited shares of no par authorized; 1,838,645 and 1,968,354 shares were outstanding at September 30, 2003, and March 31, 2003, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Six Months Ended September 30, 2003 (Unaudited)	For The Year Ended March 31, 2003
Shares sold	12,932	121,052
Shares issued on reinvestment of dividends	0	0
Shares redeemed	(142,641)	(551,389)
Net increase (decrease)	(129,709)	(430,337)

Note 4. ACQUISITION OF FUND

The Willamette Funds (the “Trust”) held a special meeting of shareholders of the Value Fund, Small Cap Growth Fund, Global Health Sciences Fund and Technology Fund (the “Funds”), at [the office of the Trust, 3435 Stelzer Road, Columbus, Ohio 43219], on August 29, 2003 at 11:00 a.m., Eastern Time, as adjourned from time to time (the “Meeting”), for the purposes listed:  to approve a new investment advisory agreement with Integrity Money Management, Inc.; and to consider and act upon any other business as may properly come before the Meeting. After careful consideration, the Trustees of the Trust unanimously approved each of the proposals and recommended that shareholders vote “FOR” the proposals.  The Trust’s Board of Trustees fixed the close of business on June 20, 2003 as the record date for determining shareholders entitled to notice of and to vote at the Meeting.  Each share of a Fund was entitled to one vote for each dollar invested with respect to each proposal.  The Investment Advisory Agreement of the Value Fund, Small Cap Growth Fund, Technology Fund and Global Health Sciences Fund were approved by the shareholders on August 29, 2003.  The reorganization was accomplished by a tax-free exchange of 1,850,833 shares of Integrity Health Sciences Fund for the 1,850,833 shares of Willamette Global Health Sciences Fund on September 19, 2003.  Willamette Global Health Sciences Funds net assets of $16,449,842 on September 19, 2003, including $2,073,535 of unrealized appreciation, were reorganized into the Integrity Health Sciences Fund.

Note 5. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, Inc., the Fund’s investment adviser; Ranson Capital Corporation the Fund’s underwriter; and Integrity Fund Services, Inc., the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc., the Fund’s sponsor.

The Fund has engaged Integrity Money Management, Inc. to provide investment advisory and management services to the Fund.  The Investment Advisory Agreement provides for fees to be computed at an annual rate of 1.20% of the Fund’s average daily net assets.  The Fund has recognized $77,861 of investment advisory fees after a partial waiver for the six months ended September 30, 2003.  The Fund has a payable to Integrity Money Management, Inc. of $4,464 at September 30, 2003, for investment advisory fees.  Certain officers and trustees of the Fund are also officers and trustees of the investment adviser.

Ranson Capital Corporation (“Capital”) serves as the principal underwriter for the Fund.  The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act.  Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services.  These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses.”  The Fund presently pays an annual distribution fee of up to 0.50% of the average daily net assets of the Fund.  Distribution Plan expenses are calculated daily and paid monthly.  The Fund has recognized $39,127 of service fee expenses for the six months ended September 30, 2003.  The Fund has a payable to Ranson Capital Corporation of $2,428 at September 30, 2003, for service fees.

Integrity Fund Services, Inc. (the transfer agent) provides shareholder services for a monthly fee of 0.25% of average net assets with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses.  An additional fee with a minimum of $500 per month will be charged for each additional share class.  The Fund has recognized $68,943 of transfer agency fees for the six months ended September 30, 2003.  The Fund has a payable to Integrity Fund Services, Inc. of $1,214 at September 30, 2003, for transfer agency fees.  Integrity Fund Services, Inc. also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses.  An additional accounting services fee of $500 per month will be charged by Integrity Fund Services, Inc. for each additional share class.  The Fund has recognized $17,697 of accounting service fees for the six months ended September 30, 2003.  The Fund has a payable to Integrity Fund Services, Inc. of $976 at September 30, 2003, for accounting service fees.  Integrity Fund Services, Inc. also acts as the Fund’s administrative services agent for a monthly fee equal to the rate of 0.20% of average daily net assets with a minimum of $2,000 per month plus out-of-pocket expenses.  Each Fund will pay an additional minimum fee of $500 per month for each additional share class.  The Fund has recognized $15,651 of administrative service fees for the six months ended September 30, 2003.  The Fund has a payable to Integrity Fund Services, Inc. of $971 at September 30, 2003, for administrative service fees.

Note 6. INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sale of investment securities (excluding short-term securities) aggregated $141,385 and $1,361,131, respectively, for the six months ended September 30, 2003.

Note 7. INVESTMENT IN SECURITIES

At September 30, 2003, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $13,959,633. The net unrealized appreciation of investments based on the cost was $1,220,091, which is comprised of $2,953,626 aggregate gross unrealized appreciation and $1,733,535 aggregate gross unrealized depreciation.

Note 8. INVESTMENT RISKS

Risks of Health Sciences Companies - Because the Integrity Health Sciences Fund invests primarily in stocks of health sciences companies, it is particularly susceptible to risks associated with these companies.  The Integrity Health Sciences Fund’s performance will depend on the performance of securities of issuers in health sciences-related industries, which may differ from general stock market performance.  The products and services of health sciences companies may become rapidly obsolete due to technological and scientific advances.  In addition, governmental regulation may have a material effect on the demand for products and services of these companies, and new or amended regulations can adversely affect these issuers or the market value of their securities.  Finally, lawsuits or legal proceedings against these companies can adversely affect the value of their securities.

Financial Highlights    September 30, 2003

Selected per share data and ratios for the period indicated

	For The Six Months Ended September 30, 2003 (Unaudited)	For The Year Ended March 31, 2003	For The Year Ended March 31, 2002	For the Period Since Inception (June 19, 2000) thru March 31, 2001
NET ASSET VALUE, BEGINNING OF PERIOD	$7.29	$9.28	$8.71	$10.00

Income from Investment Operations:
Net investment income (loss)	$(.22)	$(0.26)	$(0.24)	$(0.18)
Net realized and unrealized gain (loss) on investment transactions	1.32	(1.73)	0.94	(1.07)
Total Income (Loss) From Investment Operations	$1.10	$(1.99)	$0.70	$(1.25)

Less Distributions:
Dividends from net investment income	$.00	$.00	$.00	$.00
Distributions from net realized gains	.00	.00	(0.13)	(0.04)
Total Distributions	$.00	$.00	$(0.13)	$(0.04)

NET ASSET VALUE, END OF PERIOD	$8.39	$7.29	$9.28	$8.71

Total Return	29.68%(A)(C)	(21.44%)(A)	7.94%(A)	(12.58%)(A)(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$15,432	$14,343	$22,255	$20,712
Ratio of net expenses (after expense assumption) to average net assets	5.49%(B)(C)	3.46%(B)	2.85%(B)	2.90%(B)(C)
Ratio of net investment income to average net assets	(5.14%)(C)	(3.17%)	(2.46%)	(2.30%)(C)
Portfolio turnover rate	0.95%	34.28%	68.38%	52.37%

A.	Excludes maximum sales charge of 5.75%.
B.

During the period since March 31, 2003, Integrity Mutual Funds, Inc. and Willamette Asset Managers assumed/waived expenses of $16,128.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 5.69%.  During the periods prior to March 31, 2003, Willamette Asset Managers and The Coventry Group assumed/waived expenses of $32,026, $47,186, and $6,355, respectively.  If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 3.66%, 3.05%, and 2.93%, respectively.

C.	Ratio is annualized.
D.	Ratio is not annualized.

The accompanying notes are an integral part of these financial statements.

Integrity Technology Fund

Dear Shareholder:

Enclosed is the semi-annual report of the operations for The Integrity Technology Fund (the "Fund") for the six months ended September 30, 2003.  The Fund's portfolio and related financial statements are presented within for your review.

For the better part of 2003, we have felt an important stock market bottom was made in the last half of 2002, and that 2003 would bring a sharp upward movement to the market. To date, we have been correct in that judgment! After the current churning consolidation ends (probably in October) there is considerably more upside potential for most market indexes before any serious resistance is encountered in this new bull market. Barring a major catastrophe, the upward thrust is likely to continue for several years.

We manage your Technology Fund using our quantitative intelligent expert system for stock selection. Our system analyzes over 8,000 stocks employing many of the same disciplines and tools used by other successful investment professionals; using technical price momentum, fundamental valuation and earnings forecast information.  We use a multifactor approach to screen the technology universe for attractive “growth oriented” issues to buy.  This screening also shows us the unattractive positions that should be sold.  Our core investment approach is one of picking stocks from the bottom up that are likely to outperform, and weeding out those that are likely to under perform.

Since taking over the management of your Fund in late September, we significantly restructured the portfolio. We will continue to evaluate the portfolio as market conditions warrant. We reduced our exposure to overvalued companies with below average earnings growth and increased our exposure to rapidly growing companies with good price momentum selling at reasonable P/E ratios.  The positions we eliminated had an average forward P/E ratio of approximately 36 and a consensus future earnings growth rate of 18%. The positions we added to the portfolio have an average forward P/E of 20 with a consensus earnings growth rate of over 28%.

Technology stocks have led the market rally over the last several quarters. Despite the shakeup in the “dot com” stocks over the last three years, technology stocks are not dead. In fact, they are very much alive. Unlike the “bubble market” of 1999 and early 2000, a focus on disciplined stock selection in the technology sector can produce superior results. Your Technology Fund is positioned with strong companies showing well above average growth potential and reasonable P/E ratios.

Sincerely,

/s/ F. Martin Koenig
F. Martin Koenig

Portfolio Manager

The views expressed are those of F. Martin Koenig, Senior Portfolio Manager with Integrity Mutual Funds.  The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

Terms & Definitions  September 30, 2003 (Unaudited)

American Depository Receipt
A negotiable certificate representing a given number of shares of stock in a foreign corporation. It is bought and sold in the American securities markets, just as stock is traded.

Appreciation
Increase in the value of an asset.

Average Annual Total Return
A standardized measurement of the return (appreciation) earned by a fund on an annual basis.

Consumer Price Index
A commonly used measure of inflation; it does not represent an investment return.

Depreciation
Decrease in the value of an asset.

Growth Fund
A type of diversified common stock fund that has capital appreciation as its primary goal. It invests in companies that reinvest most of their earnings for expansion, research, or development.

Growth & Income Fund
Fund that invests in common stocks for both current income and long-term growth of capital and income.

Load
A mutual fund whose shares are sold with a sales charge added to the net asset value.

Market Value
Actual price at which a fund trades in the market place.

Net Asset Value (NAV)
The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Offering Price
The price at which a mutual fund’s share can be purchased. The offering price per share is the current net asset value plus any sales charge.

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends.  It represents the aggregate percentage or dollar value change over the period.

Portfolio Market Sectors

(as a % of Net Assets)

T – Technology	73.4%
S – Services	12.9%
O – Other	7.0%
HC – Healthcare	3.2%
CC - Consumer Cyclical	2.3%
CG - Capital Goods	1.2%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

KEY STATISTICS

A Shares
03-31-2003 NAV (share value)	$ 4.71
09-30-2003 NAV	$ 6.51
Total Net Assets	$ 12,208,644

Number of issues	84

Average Annual Total Returns

	For periods ending September 30, 2003
				Since Inception
	1 year	5 year	10 year	(March 2, 2000)
Without Sales Charge	58.78%	N/A	N/A	(43.40)%
With Sales Charge (5.75%)	49.65%	N/A	N/A	(44.33)%

Past performance is no guarantee of future results.  Investment return and net asset value (NAV) will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost.  The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

TOP TEN HOLDINGS

1. JABIL CIRCUIT INC.	2.25%
2. TAIWAN SEMICONDUCTOR ADR	2.71%
3. BENCHMARK ELECTRONICS	2.08%
4. FAIR ISAAC CORP.	1.84%
5. ALTIRIS INC.	1.82%
6. ANALOG DEVICES	1.74%
7. APPLIED MATERIALS	1.70%
8. CACI INTERNATIONAL INC.	1.69%
9. TAKE-TWO INTERACTIVE SOFTWARE INC.	1.68%
10. AVID TECHNOLOGY INC.	1.65%

The Fund’s holdings are subject to change at any time

Schedule of Investments  September 30, 2003 (Unaudited)

Name of Issuer Percentages represent the market value of each investment category to total net assets	Quantity	Market Value
COMMON STOCKS (93.5%)

Broadcast Satellite (2.4%)
*Comcast Corp New Class A	3,270	$100,978
Harrman Internaltional Industries Inc.	2,000	196,700
		297,678
Business Services (0.8%)
*Labor Ready Inc.	10,000	100,500
		100,500
Communications Equipment (1.3%)
*L-3 Communications	2,100	90,825
*Netscreen Technologies	2,840	63,133
		153,958
Computer Hardware (21.6%)
Adobe Systems Inc.	3,600	141,336
*Altiris Inc.	8,470	222,592
*Apple Computer	7,670	158,232
Auto Desk	9,190	156,414
*Avid Technology Inc.	3,800	200,792
Computer Associates International	5,380	140,472
*Dell Inc.	3,490	116,531
*Emc Corp Mass	12,390	156,486
Hewlett-Packard	8,501	164,579
*Hyperion Solutions Corp.	2,830	81,702
Infosys Technologies ADR	2,870	195,367
Intel Corporation	6,840	188,168
*Intuit	2,210	106,610
*Lawson Software	24,030	170,373
*Lexmark Internation Group	2,180	137,362
*Moldflow Corporation	15,020	141,038
*Symantec Corp.	2,570	161,961
		2,640,015
Computer Networking (1.4%)
*Kroll, Inc.	5,250	97,650
*Netscout Systems Inc	15,890	79,291
		176,941
Computer Services (5.8%)
*Affiliated Computer Svc	2,220	108,092
*Ascential Software Corp	7,622	141,236
*Caci International Inc.	4,800	205,680
Factset Research Systems	2,200	97,570
*Accenture Ltd	6,810	152,135
		704,713
Diversified Electronic (10.3%)
*Aeroflex, Inc	19,930	176,380
*Applied Films Corp.	4,960	147,461
*Benchmark Electronic	6,010	254,043
*Jabil Circuit Inc.	10,540	274,567
Sony Corp-ADR	2,430	84,564
*Teradyne Inc	7,000	130,200
*Flextronics International	13,670	193,841
		1,261,056
Entertainment (1.9%)
*Champion Auto Racing	18,890	11,145
*Scientific Game Corp.	9,000	102,690
*Given Imaging Ltd.	10,780	116,963
		230,798
Financial (1.1%)
*Fiserv Inc	3,540	128,254
		128,254
Healthcare (3.3%)
Beckman Coulter	2,680	122,047
*Steris Corp.	4,860	111,877
*United Surgical Partners	5,810	164,423
		398,347
Semiconductor (23.0%)
*Amkor Technology	8,090	114,959
*Analog Devices	5,580	212,152
*Applied Materials	11,440	207,522
*Applied Micro Circuits	16,100	78,407
*Chippac Inc.	14,600	85,994
*Lecroy Corp	12,070	193,482
*Logicvision, Inc.	27,870	91,692
*Mks Instruments	5,500	119,130
Maxim Integrated Products	3,170	125,215
*Micron Technology	7,390	99,174
*Microtune Inc	25,400	62,992
Newport Corp	8,090	114,069
*Novellus Systems	3,460	116,775
*Pdf Solutions.	16,230	182,587
*Plexus Corp.	2,230	34,654
*Taiwan Semiconductor ADR	24,479	265,108
Texas Instrs. Inc.	5,344	121,843
*United Microelectronics	39,344	177,441
*Xilinx Inc.	5,120	145,971
*Marvell Technology	3,490	131,747
*Asm Lithography Holding N	10,040	131,825
		2,812,739
Software And Programming (3.6%)
*Per-Se Technologies Inc.	6,600	105,600
*Take-Two Interactive Software Inc.	6,000	205,020
*Radware Ltd	7,110	129,046
		439,666
Specialty Finance (2.9%)
Fair Issac Corporation	3,800	224,048
*Sungard Data Systems	5,170	136,023
		360,071
Telecommunications (14.1%)
America Movil Sa	4,500	103,995
*Arris Group Inc.	22,870	131,503
*Avaya Inc	12,490	136,141
Harris Corp.	3,950	141,371
*J2 Global Communications Inc.	2,700	102,141
*Juniper Networks Inc	1,760	26,259
Mobile Telesystems Ojsc	1,400	102,970
NTT Docomo Inc.	4,000	97,720
*Nextel Communications Inc.	5,000	98,450
Nokia Corp. - ADR	6,680	104,208
Nortel Networks Corporation	44,350	181,835
Qualcomm Inc.	2,850	118,674
*Trimble Navigation	3,730	86,350
*Turkcell - ADR	5,100	88,230
*Utstarcom Inc	6,180	196,586
		1,716,433
TOTAL COMMON STOCKS (COST: $10,213,713)		$11,421,169

SHORT-TERM SECURITIES (3.4%)
Wells Fargo Treasury Plus Money Market Fund (COST: $409,500)		$409,500

TOTAL INVESTMENTS IN SECURITIES (COST: $10,623,213)		$11,830,669
OTHER ASSETS LESS LIABILITIES		377,975

NET ASSETS		$12,208,644

ADR….American Depository Receipt

*Non-income producing

The accompanying notes are an integral part of these financial statements.

Financial Statements  September 30, 2003 (Unaudited)

Statement of Assets and Liabilities   September 30, 2003 (Unaudited)

ASSETS
Investments in securities, at value (cost: $10,623,213)	$11,830,669
Cash	263,239
Receivable from manager	261
Accrued dividends receivable	1,442
Accrued interest receivable	239
Security sales receivable	2,280,447
Prepaid expenses	20,532
Receivable for fund shares sold	17,301

Total Assets	$14,414,130

LIABILITIES
Security purchases payable	$2,142,511
Accrued expenses	23,248
Payable for fund shares redeemed	39,727

Total Liabilities	$2,205,486

NET ASSETS	$12,208,644

Net assets are represented by:
Paid in capital	$55,479,181
Accumulated undistributed net realized gain (loss) on investments	(44,131,238)
Accumulated undistributed net investment income	(346,755)
Unrealized appreciation on investments	1,207,456
Total amount representing net assets applicable to
1,875,584 outstanding shares of no par common stock
(unlimited shares authorized)	$12,208,644

Net asset value per share	$6.51

Statement of Operations  For the six months ended September 30, 2003 (Unaudited)

INVESTMENT INCOME
Interest	$6,914
Dividends	939
Total Investment Income	$7,853

EXPENSES
Investment advisory fees	$70,229
12b-1 fees	29,185
Transfer agent fees	79,653
Accounting service fees	18,687
Administrative service fees	11,674
Custodian fees	674
Professional fees	24,550
Trustees fees	2,545
Transfer agent out-of-pockets	95
Reports to shareholders	108,051
Insurance expense	6,201
License, fees, and registrations	31,478
Bisys service fees	358
Total Expenses	$383,380
Less expenses waived or absorbed by the Fund’s manager	(28,772)
Total Net Expenses	$354,608

NET INVESTMENT INCOME	$(346,755)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investment transactions	$(30,216)
Net change in unrealized appreciation (depreciation) of:
Investments	3,916,078
Net Realized and Unrealized Gain (Loss) on Investments	$3,885,862
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,539,107

The accompanying notes are an integral part of these financial statements.

Financial Statements  September 30, 2003

Statement of Changes in Net Assets

For the six months ended September 30, 2003, and the year ended March 31, 2003

	For The Six Months Ended September 30, 2003 (Unaudited)	For The Year Ended March 31, 2003
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$(346,755)	$(425,224)
Net realized gain (loss) on investment transactions	(30,216)	(2,881,784)
Net change in unrealized appreciation (depreciation) on investments	3,916,078	(3,441,711)
Net Increase (Decrease) in Net Assets Resulting From Operations	$3,539,107	$(6,748,719)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income	$0	$0
Distributions from net realized gain on investment transactions	0	0
Total Dividends and Distributions	$0	$0

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$74,888	$1,998,223
Proceeds from reinvested dividends	0	0
Cost of shares redeemed	(852,762)	(2,564,792)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(777,874)	$(566,569)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$2,761,233	$(7,315,288)

NET ASSETS, BEGINNING OF PERIOD	9,447,411	16,762,699
NET ASSETS, END OF PERIOD	$12,208,644	$9,447,411

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements  September 30, 2003 (Unaudited)

Note 1. ORGANIZATION

The Integrity Technology Fund (the “Fund”) is an investment portfolio of The Integrity Funds (the “Trust”) registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.  The Trust may offer multiple portfolios; currently six portfolios are offered.  On September 22, 2003, the Integrity Technology Fund became a series of The Integrity Funds Trust.  Prior to this the Fund was a part of the Willamette Funds Group.  The Willamette Funds were organized as a Delaware statutory trust on January 17, 2001 and were registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  Each of the Funds is also the successor to a fund of the same name that was a series of another registered investment company, The Coventry Group. On March 16, 2001, the shareholders of each of the predecessor funds approved their reorganization into The Willamette Funds, effective April 1, 2001.  The Willamette Funds offered four managed investment portfolios and were authorized to issue an unlimited number of shares.  The accompanying financial statements and financial highlights are those of the Integrity Technology Fund.  The Fund seeks long-term growth of capital appreciation.

From its inception September 7, 1992 until February 9, 1998, The Integrity Funds were organized by the investment advisor as a Collective Investment Trust under New York Law and the regulations of the U.S. Comptroller of the Currency, participation in which was limited to qualified individual accounts such as IRAs and retirement and pension trusts.  On February 9, 1998, the Collective Investment Trust reorganized as a Delaware business trust.  In connection with this reorganization, the name of the trust was changed from “Canandaigua National Collective Investment Fund for Qualified Trusts” to “The Canandaigua Funds.”  On March 3, 2003, the trust was renamed “The Integrity Funds”.

Class A shares are sold with an initial sales charge of 5.75% and a distribution fee of up to 0.50% on an annual basis.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation – Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System.  All of these prices are obtained by the Administrator from services, which collect and disseminate such market prices. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Adviser using methods and procedures reviewed and approved by the Trustees.

Federal and state income taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders.  Therefore, no provision for income taxes is required.

As of March 31, 2003 (fiscal year end of the Fund prior to the conversion to the Integrity Funds) the Fund has unexpired capital loss carryforwards for tax purposes totaling $43,907,521, which may be used to offset capital gains.  The capital loss carryforward amounts will expire in each of the years ended March 31 as shown in the table below.

Year	Unexpired Capital Losses
2009	11,939,222
2010	24,860,489
2011	6,063,295

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Funds’ next taxable year.  For the year ended March 31, 2003, the Fund deferred to April 1, 2003 post October capital losses, post October currency losses and post October passive foreign investment company losses of $1,044,515.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

Distributions to shareholders – Dividends from net investment income, declared yearly and paid yearly, are reinvested in additional shares of the Fund at net asset value or paid in cash.  Capital gains, when available, are distributed along with the net investment income dividend at the end of the calendar year.

Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America.  These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital.  Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts – The Fund may purchase and sell financial futures contracts to hedge against changes in the values of equity securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index at a set price on a future date.  Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded.  Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index.  Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the fund.  When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy.  Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Certain risks may arise upon entering into futures contracts.  These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Reclassifications – Certain prior year amounts have been reclassified to conform to the current year presentation.

Note 3. CAPITAL SHARE TRANSACTIONS
As of September 30, 2003, there were unlimited shares of no par authorized; 1,875,854 and 2,007,250 shares were outstanding at September 30, 2003, and March 31, 2003, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Six Months Ended September 30, 2003 (Unaudited)	For The Year Ended March 31, 2003
Shares sold	12,770	379,912
Shares issued on reinvestment of dividends	0	0
Shares redeemed	(144,166)	(468,132)
Net increase (decrease)	(131,396)	(88,220)

Note 4. ACQUISITION OF FUND

The Willamette Funds (the “Trust”) held a special meeting of shareholders of the Value Fund, Small Cap Growth Fund, Global Health Sciences Fund and Technology Fund (the “Funds”), at [the office of the Trust, 3435 Stelzer Road, Columbus, Ohio 43219], on August 29, 2003 at 11:00 a.m., Eastern Time, as adjourned from time to time (the “Meeting”), for the purposes listed:  to approve a new investment advisory agreement with Integrity Money Management, Inc.; and to consider and act upon any other business as may properly come before the Meeting. After careful consideration, the Trustees of the Trust unanimously approved each of the proposals and recommended that shareholders vote “FOR” the proposals.  The Trust’s Board of Trustees fixed the close of business on June 20, 2003 as the record date for determining shareholders entitled to notice of and to vote at the Meeting.  Each share of a Fund was entitled to one vote for each dollar invested with respect to each proposal.  The Investment Advisory Agreement of the Value Fund, Small Cap Growth Fund, Technology Fund and Global Health Sciences Fund were approved by the shareholders on August 29, 2003.  The reorganization was accomplished by a tax-free exchange of 1,881,281 shares of Integrity Technology Fund for the 1,881,281 shares of Willamette Technology Fund on September 19, 2003.  Willamette Technology Funds net assets of $13,230,730 on September 19, 2003, including $2,222,780 of unrealized appreciation, were reorganized into the Integrity Technology Fund.

Note 5. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, Inc. the Fund’s investment adviser; Ranson Capital Corporation the Fund’s underwriter; and Integrity Fund Services, Inc., the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc., the Fund’s sponsor.

The Fund has engaged Integrity Money Management, Inc. to provide investment advisory and management services to the Fund.  The Investment Advisory Agreement provides for fees to be computed at an annual rate of 1.20% of the Fund’s average daily net assets.  The Fund has recognized $41,458 of investment advisory fees after a partial waiver for the six months ended September 30, 2003.  The Fund has a payable to Integrity Money Management, Inc. of $3,314 at September 30, 2003, for investment advisory fees.  Certain officers and trustees of the Fund are also officers and trustees of the investment adviser.

Ranson Capital Corporation (“Capital”) serves as the principal underwriter for the Fund.  The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act.  Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services.  These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses.”  The Fund presently pays an annual distribution fee of up to 0.50% of the average daily net assets of the class.  Distribution Plan expenses are calculated daily and paid monthly.  The Fund has recognized $29,185 of distribution fees for the six months ended September 30, 2003.  The Fund has a payable to Ranson Capital Corporation of $1,939 at September 30, 2003.

Integrity Fund Services, Inc. (the transfer agent) provides shareholder services for a fee of 0.25% of average net assets with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses.  An additional fee with a minimum of $500 per month will be charged for each additional share class.  The Fund has recognized $79,653 of transfer agency fees for the six months ended September 30, 2003.  The Fund has a payable to Integrity Fund Services, Inc. of $970 at September 30, 2003, for transfer agency fees.  Integrity Fund Services, Inc. also acts as the Fund’s accounting services agent for a fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses.  An additional accounting services fee of $500 per month will be charged by Integrity Fund Services, Inc. for each additional share class.  The Fund has recognized $18,687 of accounting service fees for the six months ended September 30, 2003.  The Fund has a payable to Integrity Fund Services, Inc. of $927 at September 30, 2003, for accounting service fees.  Integrity Fund Services, Inc. also acts as the Fund’s administrative services agent for a fee equal to the rate of 0.20% of average daily net assets with a minimum of $2,000 per month plus out-of-pocket expenses.  Each Fund will pay an additional minimum fee of $500 per month for each additional share class.  The Fund has recognized $11,674 of administrative service fees for the six months ended September 30, 2003.  The Fund has a payable to Integrity Fund Services, Inc. of $776 at September 30, 2003, for administrative service fees.

Note 6. INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sale of investment securities (excluding short-term securities) aggregated $5,931,380 and $7,816,676, respectively, for the six months ended September 30, 2003.

Note 7. INVESTMENT IN SECURITIES

At September 30, 2003, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at 10,623,213. The net unrealized appreciation of investments based on the cost was $1,207,456, which is comprised of $1,972,714 aggregate gross unrealized appreciation and $765,258 aggregate gross unrealized depreciation.

Note 8. INVESTMENT RISKS

Risks of Technology Related Companies - Because the Technology Fund invests primarily in stocks of technology-related companies, it is particular susceptible to risks associated with these companies.  The Technology Fund’s performance will depend on the performance of securities of issuers in technology-related industries, which may differ from general stock market performance.  The products and services of technology-related companies may become rapidly obsolete due to technological advances, competing technologies or price competition.  In addition, government regulation may have a material effect on the demand for products and services of these companies, and new or amended regulations can adversely affect these companies or the market value of their securities.  Finally, lawsuits or legal proceedings against these companies can adversely affect the value of their securities.

Financial Highlights    September 30, 2003

Selected per share data and ratios for the period indicated

	For The Six Months Ended September 30, 2003 (Unaudited)	For The Year Ended March 31, 2003	For The Year Ended March 31, 2002*	For The Year Ended March 31, 2001*	For The Period Since Inception (March 2, 2000) Thru March 31, 2000*
NET ASSET VALUE, BEGINNING OF PERIOD	$4.71	$8.00	$10.22	$44.75	$50.00

Income from Investment Operations:
Net investment income (loss)	$(0.18)	$(0.21)	$(0.22)	$(0.56)	$(0.05)
Net realized and unrealized gain (loss) on investment transactions	1.98	(3.08)	(2.00)	(33.95)	(5.20)
Total Income (Loss) From Investment Operations	$1.80	$(3.29)	$(2.22)	$(34.51)	$(5.25)

Less Distributions:
Dividends from net investment income	$0.00	$0.00	$0.00	$0.00	$0.00
Distributions from net realized gains	0.00	0.00	0.00	(0.02)	0.00
Total Distributions	$0.00	$0.00	$0.00	$(0.02)	$0.00

NET ASSET VALUE, END OF PERIOD	$6.51	$4.71	$8.00	$10.22	$44.75

Total Returns	75.18%(A)(C)	(41.13%)(A)	(21.72%)(A)	(77.19%)(A)	(10.50%)(A)(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$12,209	$9,447	$16,763	$12,671	$32,719
Ratio of net expenses (after expense assumption) to average net assets	5.99%(B)(C)	4.12%(B)	3.26%(B)	2.84%(B)	2.77%(B)(C)
Ratio of net investment income to average net assets	(5.86%)(C)	(3.93%)	(3.01%)	(2.48%)	(1.51%)(C)
Portfolio turnover rate	53.09%	116.42%	360.05%	199.34%	11.14%

*	Adjusted for a 1:5 reverse split on April 13, 2001
(A)	Excludes maximum sales charges of 5.75%.
(B)	During the period since March 31, 2003, Integrity Mutual Funds,

Inc. and Willamette Asset Managers assumed/waived expenses of $28,772.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 6.47%.  During the periods prior to March 31, 2003, Willamette Asset Managers and The Coventry Group assumed/waived expenses of $54,037, $63,109, $0, and $5,633, respectively.  If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 4.62%, 3.68%, 2.84%, and 2.97%, respectively.

(C)	Ratio is annualized.
(D)	Ratio is not annualized.

The accompanying notes are an integral part of these financial statements.

Item 2. Code of Ethics.

Item not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert.

Item not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services.

Item not applicable to semi-annual report.

Items 5. Not applicable

Items 6. Reserved

Item 7. Not applicable

Item 8. Reserved

Item 9. Controls and Procedures.

(a)  Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)  Internal Controls. There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INTEGRITY FUNDS

BY: /s/ ROBERT E. WALSTAD
ROBERT E. WALSTAD
CHIEF EXECUTIVE OFFICER

Date: 11/24/03

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

THE INTEGRITY FUNDS

BY: /s/ ROBERT E. WALSTAD
ROBERT E. WALSTAD
CHIEF EXECUTIVE OFFICER

Date: 11/24/03